Inventories (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory

At June 30, 2019 and March 31, 2019, the inventory balances are composed of:

	June 30, 2019	March 31, 2019
Finished product	$2,809,738	$2,628,241
Raw materials	2,207,151	1,635,130
Work in process	536,232	509,226

	$5,553,121	$4,772,597

At March 31, 2019, March 31, 2018, December 31, 2017, the inventory balances consisted of the following:

	March 31, 2019	March 31, 2018	December 31, 2017
Finished product	$2,628,241	$809,680	$1,007,291
Raw materials	1,635,130	1,471,666	764,810
Work in process	509,226	123,661	20,213

	$4,772,597	$2,405,007	$1,792,314